Basis of Presentation and General Information-Additional Information (Detail) (USD $)	3 Months Ended	10 Months Ended	12 Months Ended
	Mar. 27, 2012 Follow on offering [Member]	Oct. 19, 2012 Second follow-on offering [Member]	Dec. 31, 2012 Costamare Inc [Member]	Dec. 31, 2012 Fleet information [Member]	Dec. 31, 2011 Fleet information [Member]	Dec. 31, 2012 Number of Subsidiaries [Member]
Entity Incorporation State Country Name			Republic of Marshall Islands
Entity Incorporation Date Of Incorporation			Apr. 21, 2008
Number of shipowning companies acquired during the entity's reorganization			53
Date of reorganization completion			November 2008
Date of IPO completion			November 4, 2010
Stock Issued During Period Shares New Issues	7,500,000	7,000,000
Common Stock Par Or Stated Value Per Share	$ 0.0001	$ 0.0001
Sale of Stock, Price Per Share	$ 14.1	$ 14
Balance of shares as at year end			74,800,000
Percentage of outstanding common shares owned by the Family			64.80%
Number of vessels at period end				47	46
Carrying capacity of vessels at period end (TEU)				239,498	233,980
Number of wholly owned subsidiaries with vessels						47
Number of wholly owned subsidiaries that sold or disposed their vessels and became dormant						25
Number of wholly owned subsidiaries established for the newbuilds						10
Number of wholly owned subsidiaries established for future acquisitions						2
Total wholly owned subsidiaries as at period end						84